Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Series A convertible preferred stock	Dec. 31, 2013 Series A convertible preferred stock	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Nov. 16, 2009 Series A convertible preferred stock	Jun. 30, 2009 Series A convertible preferred stock	Sep. 30, 2008 Series A convertible preferred stock	Jan. 31, 2008 Series A convertible preferred stock	Jan. 07, 2008 Series A convertible preferred stock	Jan. 04, 2008 Series A convertible preferred stock	Sep. 30, 2014 Series B convertible preferred stock	Dec. 31, 2013 Series B convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 15, 2011 Series B convertible preferred stock	Jul. 08, 2011 Series B convertible preferred stock	Jul. 08, 2010 Series B convertible preferred stock	Sep. 30, 2014 Series B-1 convertible preferred stock	Dec. 31, 2013 Series B-1 convertible preferred stock	Dec. 31, 2012 Series B-1 convertible preferred stock	Dec. 31, 2011 Series B-1 convertible preferred stock	Dec. 15, 2011 Series B-1 convertible preferred stock	Jul. 08, 2011 Series B-1 convertible preferred stock	Jul. 08, 2010 Series B-1 convertible preferred stock	Sep. 30, 2014 Series C convertible preferred stock	Dec. 31, 2013 Series C convertible preferred stock	May 31, 2013 Series C convertible preferred stock	May 03, 2013 Series C convertible preferred stock	Dec. 31, 2012 Series C convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001								$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001	$ 0.001					$ 0.001	$ 0.001			$ 0.001
Redeemable convertible preferred stock, shares authorized					0	25,074,999	25,074,999							25,000,000	0	35,500,000	35,500,000				35,000,000	0	6,000,000	6,000,000				4,300,000	0	37,000,000	37,000,000		37,000,000
Redeemable convertible preferred stock, shares issued					0	25,074,999	25,074,999		1,000,000	11,034,375	8,025,000	4,514,062	501,562		0	30,800,000	30,800,000		7,600,000	5,700,000	17,500,000	0	4,750,000	4,200,000		2,400,000	1,800,000		0	36,764,704		36,764,704	0
Redeemable convertible preferred stock, shares outstanding			97,389,703		0	25,074,999	25,074,999	25,074,999							0	30,800,000	30,800,000	30,800,000				0	4,750,000	4,200,000	4,200,000				0	36,764,704			0
Redeemable convertible preferred stock, liquidation preference (in dollars)						$ 25,074,999										$ 30,800,000							$ 4,200,000							$ 59,999,997
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	132,000,000	132,000,000	85,000,000
Common stock, shares issued	26,376,626		957,756	682,494
Common stock, shares outstanding	26,376,626		957,756	682,494